WARRANTS, STOCK OPTIONS AND RESTRICTED STOCK UNITS (Details)	12 Months Ended
Sep. 30, 2025 $ / shares shares
Number of Shares
Balance at October 1, 2024 | shares	26,332
Granted | shares	4,706,994
Exercised | shares	(759,536)
Cancelled or expired | shares	(852,587)
Balance, September 30, 2025 | shares	3,121,203
Weighted Average Exercise Price Per Share
Balance at October 1, 2024 | $ / shares	$ 689.11
Granted | $ / shares	4.53
Exercised | $ / shares	(12.08)
Cancelled or expired | $ / shares	(9.19)
Balance at June 30, 2025 | $ / shares	$ 7.98